Report of the directors financial review risk report - Scenario weightings (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Central scenario
Disclosure of financial assets [line items]
Probability	75.00%	75.00%
Central scenario | – United Kingdom
Disclosure of financial assets [line items]
Probability	75.00%	60.00%
Central scenario | – France
Disclosure of financial assets [line items]
Probability	75.00%	60.00%
Upside scenario
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Upside scenario | China And Hong Kong
Disclosure of financial assets [line items]
Probability	5.00%
Upside scenario | – United Kingdom
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Upside scenario | – France
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Downside scenarios
Disclosure of financial assets [line items]
Probability	20.00%
Downside scenario
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Downside scenario | – United Kingdom
Disclosure of financial assets [line items]
Probability	15.00%	25.00%
Downside scenario | – France
Disclosure of financial assets [line items]
Probability	15.00%	25.00%
Downside 2 scenario
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Downside 2 scenario | – United Kingdom
Disclosure of financial assets [line items]
Probability	5.00%	10.00%
Downside 2 scenario | – France
Disclosure of financial assets [line items]
Probability	5.00%	10.00%